Note 15 - Financial Instruments - Investments (Details) - Equity investments [member] $ in Thousands	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Total investments	$ 36,314
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	36,314
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member]
Statement Line Items [Line Items]
Total investments	32,446
Ecobee [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,446
Ecobee [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member]
Statement Line Items [Line Items]
Total investments	3,900
Energy Earth [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	3,900
Energy Earth [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments